Fair Value Measurement Hierarchy - Summary of Fair Value Hierarchy, Valuation Techniques And Inputs (Detail)	12 Months Ended
Mar. 31, 2022
Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows
Market value techniques | Volume Weight Average Price of the Company shares over 30 trading days | Liability for Put Options with Non-controlling Interests | Financial liabilities at fair value | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Volume Weight Average Price of the Company shares over 30 trading days
Market value techniques | Market value of warrants | Derivative instruments - public share warrants | Financial liabilities at FVTPL | Level 1
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Market value of warrants
Discounted Cash Flow | Prevailing interest rates in market, future cash flows | Financial guarantee contracts | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Black Scholes method | Interest rates to discount future cash flows, share price and public share warrant price | Derivative instruments - private share warrants | Financial liabilities at FVTPL | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Black Scholes method
Inputs used	Interest rates to discount future cash flows, share price and public share warrant price
Derivative instruments - hedge instruments | Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Financial assets designated as a hedge instrument at fair value | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows